Stock-Based Compensation - Schedule of Non-Vested Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Non-vested Options, Beginning Balance	5,156,710	501,469	501,469
Number of Non-vested Options, Granted	5,455,092	0	5,536,249	757,977
Number of Non-vested Options, Vested	(318,547)		(881,008)	(256,508)
Number of Non-vested Options, Ending Balance	10,293,255		5,156,710	501,469
Number of Non-vested Options, Exercisable	1,456,063		1,137,516
Number of Non-vested Options, Outstanding	11,749,318		6,294,226
Weighted Average Fair Value at Grant Date, Beginning Balance	$ 1.29	$ 0.73	$ 0.73
Weighted Average Fair Value at Grant Date, Granted	3.95		1.29	0.73
Weighted Average Fair Value at Grant Date, Vested	1.37		0.73	0.73
Weighted Average Fair Value at Grant Date, Ending Balance	3.02		1.29	$ 0.73
Weighted Average Fair Value at Grant Date, Exercisable	1.31		1.06
Weighted Average Fair Value at Grant Date, Outstanding	$ 1.59		$ 1.29
Intrinsic Value, Outstanding, Beginning Balance
Intrinsic Value, Outstanding, Ending Balance